Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                             Philadelphia, PA 19103
                             (215) 988-2700 (Phone)
                           (215) 988-2757 (Facsimile)
                              www.drinkerbiddle.com


November 25, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re:      TURNER FUNDS
                  (1933 ACT REGISTRATION NO. 333-00641)
                  (1940 ACT REGISTRATION NO. 811-07527)


Ladies and Gentlemen:

                  On behalf of Turner Funds (the "Trust"), I have transmitted herewith for filing Post-Effective Amendment No. 58 to the Trust's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act"), and Amendment No. 59 to the Trust's Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended (the "Amendment"). The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act to register Institutional Class Shares of the Trust's Emerging Growth Fund and Small Cap Equity Fund.

                  Questions and comments concerning this filing may be directed to the undersigned at (215) 988-2959.

                                            Very truly yours,

                                            /S/ JOSHUA B. DERINGER
                                            -----------------------------------
                                           Joshua B. Deringer


cc:  Michael P. Malloy